Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Revenues		¥ 4,758,486	¥ 4,736,743	¥ 4,157,294
Non-interest expenses	[1]	1,627,892	1,420,521	1,288,150
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies		515,848	497,435
Advances to affiliated companies		19,554	8,954
Other receivables from affiliated companies	[2]	42,134	38,351
Other payables to affiliated companies	[3]	25,475	26,643
Revenues	[4],[5]	3,664	3,887	2,172
Non-interest expenses		53,699	52,721	53,177
Purchase of software, securities and tangible assets		¥ 61,122	¥ 44,954	¥ 15,367

[1]	Includes primarily personnel expenses, occupancy, technology, and professional fees.
[2]	Includes ROU assets of ¥20,664 million and ¥19,547 million as of March 31, 2025 and 2026, respectively.
[3]	Includes operating lease liabilities of ¥20,664 million and ¥19,547 million as of March 31, 2025 and 2026, respectively.
[4]	The revenue amount does not include revenue of ¥ 56,144 million from the sale in April 2025 by Nomura of its own land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third-party financing company. Nomura considers the entire transaction to be with a related party. The revenue is included in Revenue—Other in the consolidated statements of income for the year ended March 31, 2026.
[5]	The revenue amount does not include the dividends from and the movement in fair values of the affiliate investee for which FVO was elected. The revenue is included in Revenue-Interest and dividends and Revenue-Other, respectively in the consolidated statements of income.